Capital Lease (Tables)	12 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments Due Under Non-Cancelable Capital Lease	The following table shows the future minimum lease payments due under the non-cancelable capital lease $0:

Fiscal Year Ending June 30,	Amount
2020	$2,355
2021	2,419
2022	2,486
2023	2,554
2024	2,624
Thereafter	22,116
Total minimum lease payments	$34,554
Less amount representing interest	10,193
Present value of capitalized payments	$24,361